Commitments, Contingencies and Guarantees (Schedule of Future Minimum Rental Payments under Non-Cancelable Operating Leases) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Commitments Contingencies and Guarantees
Total minimum lease payments	$ 1,066	¥ 88,215
Less: Sublease rental income	(138)	(11,412)
Net lease payments	928	76,803
Minimum lease payments, Less than 1 year	182	15,034
Minimum lease payments, 1 to 2 Years	171	14,146
Minimum lease payments, 2 to 3 Years	136	11,268
Minimum lease payments, 3 to 4 Years	112	9,282
Minimum lease payments, 4 to 5 Years	100	8,296
Minimum lease payments, More than 5 years	$ 365	¥ 30,189